Description of Organization, Business Operations and Basis of Presentation (Details)		11 Months Ended
	Jul. 28, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Jul. 28, 2020 $ / shares	Jul. 28, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross		$ 414,000,000
Adjustments to additional paid in capital stock issuance costs		22,433,477
Proceeds from issue of warrants		10,280,000
Payment towards restricted investments		$ 414,000,000
Temporary equity redemption price per share | $ / shares			$ 10.00
Minimum net worth to effect business combination				$ 5,000,001
Percentage of public shareholding redeemable in case the business combination does not occur				100.00%
Date on or before which business combination shall be consummated		10 days
Expenses payable on dissolution				$ 100,000
Cash in operating bank account				900,000
Working capital				1,000,000.0
Working capital loans outstanding				$ 0
Ascendant Sponsor LP
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period value for services rendered		$ 25,000
Proceeds from related party debt		$ 160,000
Minimum
Subsidiary, Sale of Stock [Line Items]
Percentage of the fair value of assets in trust account of the target company net of deferred underwriting commissions and taxes				80.00%
Equity method investment ownership percentage				50.00%
Temporary equity redemption price per share | $ / shares			10.00
Per share amount in the trust account for distribution to the public shareholders | $ / shares			$ 10.00
Asset Held in Trust
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share | $ / shares					$ 10.00
Payment towards restricted investments	$ 414,000,000.0
Term of restricted investments	185 days
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues | shares	10,280,000
Class of warrants or rights issue price per warrant | $ / shares					1.00
Proceeds from issue of warrants	$ 10,300,000
Common Class A
Subsidiary, Sale of Stock [Line Items]
Percentage of public shareholding that can be transferred without any restriction						20.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues | shares	41,400,000
Sale of stock issue price per share | $ / shares					$ 10.00
Proceeds received from initial public offering, gross	$ 414,000,000.0
Adjustments to additional paid in capital stock issuance costs	$ 23,400,000
Deferred underwriting commissions non current						$ 14,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues | shares	5,400,000	5,400,000